Deferred Charges (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Charges [Abstract]
Schedule of Deferred Charges
	Dry-docking	Financing Costs	Total
Balance, January 1, 2013	15,864	698	16,562
- Additions	4,402	-	4,402
- Disposals	(723)	-	(723)
- Amortization	(3,505)	(183)	(3,688)
Balance, June 30, 2013	16,038	515	16,553